Short Term Investment	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Short Term Investment [Abstract]
SHORT TERM INVESTMENT

NOTE 3 – SHORT TERM INVESTMENT

As of September 30, 2025 and December 31, 2024, the Company’s short term investment amounted to $29,098,513 and $18,535,354, respectively. During the nine months ended September 30, 2025, the Company purchased bank management products in a total amount of $27,908,201 (RMB201,500,000). As of September 30, 2025, the fair value of the Company’s bank management products was $29,098,513 (RMB207,152,312).

NOTE 3 – SHORT TERM INVESTMENT

As of December 31, 2024 and 2023, the Company’s short term investment amounted to $18,535,354 and $2,818,068, respectively. During the year ended December 31, 2024, the Company purchased bank management products in a total amount of $18,552,747 (RMB133,500,000). As of December 31, 2024, the fair value of the Company’s bank management products was $18,535,354(RMB135,295,111).